UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/07


               Date of Reporting Period:  Quarter ended 12/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    MORTGAGE-BACKED SECURITIES--95.6%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--52.4%
  $  50,546,081     4.500%, 6/1/2019                                                                                      48,793,906
    165,493,112     5.000%, 2/1/2019 - 6/1/2036                                                                          160,689,745
    177,434,713     5.500%, 5/1/2016 - 6/1/2036                                                                          175,843,400
     32,201,923   1 6.000%, 10/1/2017 - 1/1/2037                                                                          32,462,182
     29,500,000   1 6.500%, 1/1/2037                                                                                      30,040,561
        822,936     7.000%, 12/1/2031                                                                                        850,642
      3,017,730     7.500%, 9/1/2013 - 9/1/2033                                                                            3,141,512
        515,220     8.000%, 12/1/2029                                                                                        537,319
            424     11.000%, 12/1/2017                                                                                           452
            104     12.500%, 10/1/2012                                                                                           113
            981     12.750%, 10/1/2013                                                                                         1,012
            334     13.750%, 1/1/2011                                                                                            373
             36     14.000%, 12/1/2012                                                                                            41
          1,267     14.750%, 8/1/2011                                                                                          1,447
            746     15.500%, 8/1/2011                                                                                            851
                       TOTAL                                                                                             452,363,556
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--41.7%
     11,224,396     4.500%, 12/1/2019 - 9/1/2035                                                                          10,731,361
     81,649,932     5.000%, 3/1/2034 - 11/1/2035                                                                          78,989,121
    121,328,611     5.500%, 12/1/2013 - 1/1/2036                                                                         120,056,204
    139,508,514   1 6.000%, 10/1/2028 - 1/1/2037                                                                         140,772,874
      5,918,214     6.500%, 4/1/2029 - 11/1/2035                                                                           6,044,812
      3,087,017     7.000%, 8/1/2028 - 1/1/2032                                                                            3,195,520
        169,827     7.500%, 1/1/2030 - 10/1/2031                                                                             175,787
         26,583     11.000%, 10/1/2010                                                                                        28,370
          4,496     11.750%, 10/1/2015                                                                                         5,159
            111     12.000%, 1/1/2013                                                                                            119
          2,066     12.750%, 8/1/2014                                                                                          2,367
          1,666     13.000%, 8/1/2015                                                                                          1,891
          4,873     15.000%, 10/1/2012                                                                                         5,725
                       TOTAL                                                                                             360,009,310
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.5%
      9,256,562     6.500%, 12/15/2031                                                                                     9,529,233
      2,928,078     7.500%, 12/15/2023 - 7/15/2030                                                                         3,071,783
        489,778     8.250%, 5/15/2030 - 10/15/2030                                                                           523,134
        148,235     8.375%, 8/15/2030                                                                                        158,204
        192,314     8.500%, 12/15/2029                                                                                       207,413
            415     11.250%, 9/20/2015                                                                                           474
         48,657     11.750%, 7/15/2013                                                                                        55,084
         19,857     13.000%, 9/20/2014                                                                                        23,356
                       TOTAL                                                                                              13,568,681
                    OTHER--0.0%
         71,001     Small Business Administration, 1.389%, 6/18/2007                                                           1,704
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                  825,943,251
                       (IDENTIFIED COST $814,440,845)
                    COLLATERALIZED MORTGAGE OBLIGATIONS--13.2%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--4.0%
     17,375,708     5.680%, 5/15/2036, REMIC 3160 FD                                                                      17,444,789
     12,999,567     5.660%, 6/15/2036, REMIC 3175 FE                                                                      13,035,838
      4,475,649     5.750%, 8/15/2036, REMIC 3206 FE                                                                       4,497,081
                       TOTAL                                                                                              34,977,708
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.4%
      2,878,122     5.600%, 10/25/2031, REMIC 2005-63 FC                                                                   2,880,162
      3,667,047     5.750%, 6/25/2036, REMIC 2006-43 FL                                                                    3,692,791
     12,290,053     5.650%, 7/25/2036, REMIC 2006-58 FP                                                                   12,339,983
      4,868,823     5.700%, 9/25/2036, REMIC 2006-81 FB                                                                    4,900,395
      5,646,360     5.730%, 10/25/2036, REMIC 2006-93 FM                                                                   5,644,972
                       TOTAL                                                                                              29,458,303
                    NON-AGENCY MORTGAGE--5.8%
      9,099,024     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                         8,885,058
      6,037,995     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                   5,895,763
      6,089,039     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                              5,994,603
     10,713,702     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.577%, 11/25/2034                     10,642,206
      8,201,391     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.550%, 8/7/2011                                    8,204,260
         10,272   2 Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018                                    7,191
        913,054   2 Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024                                  719,030
     11,276,119   2 Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027                                  384,065
      7,802,617   2 Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028                               1,121,626
      7,862,130     Washington Mutual 2006-AR1, Class 2A1B, 5.897%, 1/25/2046                                              7,876,793
                       TOTAL                                                                                              49,730,595
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                         114,166,606
                       (IDENTIFIED COST $114,463,474)
                    ASSET-BACKED SECURITIES--0.2%
                    HOME EQUITY LOAN--0.2%
      1,299,614     Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015 (IDENTIFIED COST           1,282,985
                    $1,297,636)
                    REPURCHASE AGREEMENTS--1.1%
      3,681,000   3 Interest in $186,329,000 joint repurchase agreement 5.27%, dated 12/12/2006 under which Credit         3,681,000
                    Suisse First Boston Corp. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 8/16/2043 for $187,147,295 on 1/11/2007.  The market value of the underlying securities at the end of the period was $192,587,121 (segregated pending settlement of doll-roll transactions).
      6,218,000     Interest in $1,500,000,000 joint repurchase agreement 5.35%, dated 12/29/2006 under which              6,218,000
                    Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 11/25/2036 for $1,500,891,667 on 1/2/2007.  The market value of the underlying securities at the end of the period was $1,533,551,251.
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               9,899,000
                       TOTAL INVESTMENTS-110.1%                                                                          951,291,842
                       (IDENTIFIED COST $940,100,955)4
                       OTHER ASSETS AND LIABILITIES-NET-(10.1)%                                                         (87,625,604)
                       TOTAL NET ASSETS-100%                                                                          $  863,666,238

1    All  or  a  portion  of  these   securities   are  subject  to  dollar-roll
     transactions.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $2,231,912, which represented 0.3% of total net assets.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 At December 31, 2006, the cost of investments for federal tax purposes was $940,100,955. The net unrealized appreciation of investments for federal tax purposes was $11,190,887. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,104,710 and net unrealized depreciation from investments for those securities having an excess of cost over value of $913,823.


Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at December 31, 2006 is as follows:


SECURITY                                      ACQUISITION DATE  ACQUISITION COST
Lehman Structured Securities Corp.
     2001-GE3, Class A 0.000% ,5/28/2018          8/15/2001        $     8,599
Lehman Structured Securities Corp.
     2002-GE1, Class A 0.000 %,7/26/2024          1/29/2002            685,572
Salomon Brothers Mortgage SEC VII
     1999-4, Class IO, 2.547%, 12/25,2027         4/20/1999            341,965
Structured Asset Securities Crop.
     1998-RF4, Class AIO 6.300%, 8/15/2028       12/15/1999          1,529,240


The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit






FEDERATED REAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
               MUTUAL FUND--95.6%
      240,000  Federated Inflation-Protected Securities Core Fund (IDENTIFIED COST $2,400,000)                           $ 2,400,000
               REPURCHASE AGREEMENT--6.0%
  $   151,000  Interest in $1,500,000,000 joint repurchase agreement 5.35%, dated 12/29/2006 under which Goldman             151,000
               Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 11/25/2036 for $1,500,891,667 on 1/2/2007. The market value of the underlying securities at the end of the period was $1,533,551,251 (AT COST).
                  TOTAL INVESTMENTS --- 101.6%                                                                             2,551,000
                  (IDENTIFIED COST $2,551,000)1
                  OTHER ASSETS AND LIABILITIES --- NET --- (1.6)%                                                           (41,394)
                  TOTAL NET ASSETS --- 100%                                                                              $ 2,509,606

1 At December 31, 2006, the cost of investments for federal tax purposes was $2,551,000.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        FEBRUARY 9, 2007

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007





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